RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2012
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
28.	RESTRICTED NET ASSETS

Relevant PRC laws and regulations restrict the Company's PRC subsidiaries and VIEs from transferring a portion of their net assets, equivalent to the balance of their statutory reserves and their share capital, to KongZhong in the form of loans, advances or cash dividends. The balance of restricted net assets was $51,505,234 and $76,482,066, of which $24,082,542 and $48,996,677 was attributed to the paid in capital, additional paid in capital and statutory reserves of the VIEs and $27,422,692 and $27,485,389 was attributed to the paid in capital, additional paid in capital and statutory reserves of the Company's PRC subsidiaries, as of December 31, 2011 and 2012, respectively. The PRC subsidiaries' accumulated profits may be distributed as dividends to KongZhong without the consent of a third party. The VIEs' revenues and accumulated profits may be transferred to KongZhong through contractual arrangements without the consent of a third party. Under applicable PRC law, loans from PRC companies to their offshore affiliated entities require governmental approval, and advances by PRC companies to their offshore affiliated entities must be supported by bona fide business transactions.